Sale of Vessels	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Vessel Sales and Vessel Acquisitions
Sale of Vessels
The Company's consolidated statement of loss for the year ended December 31, 2018 includes a net gain on sale of vessel of $0.2 million relating to one lightering support vessel, which was sold and delivered to its buyer in the second quarter of 2018.

In November 2018, the Company completed an $84.7 million sale-leaseback financing transaction relating to four of the Company's vessels, including two Aframax tankers, one Suezmax tanker and one LR2 product tanker (see note 11).

In September 2018, the Company completed a $156.6 million sale-leaseback financing transaction relating to six of the Company's Aframax tankers (see note 11).

During 2017, the Company completed the sales of three Aframax tankers which were delivered to their respective buyers in the second, third and fourth quarters of 2017. The Company recognized an aggregate loss on sale of the vessels of $11.2 million.

In July 2017, the Company completed a $153.0 million sale-leaseback financing transaction relating to four of the Company's Suezmax tankers (note 11).

The Company's consolidated statement of income for the year ended December 31, 2016 includes an aggregate loss on sale of vessels of $20.6 million of two MR tankers and two Suezmax tankers. One MR tanker was sold in November 2016 for a sales price of $13.2 million, and the Company recognized a loss on sale of the vessel of $8.1 million. The other MR tanker was sold in August 2016 for a sales price of $14.0 million, and the Company recognized a loss on sale of the vessel of $6.6 million.

In November 2016, the Company sold two lightering support vessels related to the ship-to-ship transfer business for an aggregate sales price of $0.4 million and recognized a gain on sale of the vessels of $0.3 million.

In October 2016, the Company entered into agreements to sell two Suezmax tankers, for an aggregate sales price of $33.8 million. The two vessels had been classified as vessels held for sale on the consolidated balance sheets as of December 31, 2016 and were written down to their agreed sales price. The Company recognized a loss on sale of vessels of $6.2 million in 2016. One Suezmax tanker was delivered to its respective buyer in January 2017. The Company recognized a loss on the sale of the vessel of $0.3 million in the three months ended March 31, 2017. In February 2017, the date of delivery of the other Suezmax tanker to its owner was extended, and as a result, the sales price was reduced by $1.3 million. The vessel sale was completed in March 2017, and the Company recognized a loss on sale of the vessel of $1.5 million in 2017.